Quarterly Holdings Report
for
Fidelity® Overseas Fund
January 31, 2025
OVE-NPRT1-0425
1.813070.120
Common Stocks - 98.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	1,730,500	21,284,817
BELGIUM - 0.9%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	613,390	47,304,831
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	609,300	12,553,264
TOTAL BELGIUM		59,858,095
CANADA - 1.7%
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	31,600	103,344,296
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	62,100	4
Lumine Group Inc Subordinate Voting Shares (a)(c)	346,922	9,202,080

TOTAL CANADA		112,546,380
CHINA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (c)	441,300	30,966,021
DENMARK - 3.7%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	1,585,100	133,821,546
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	427,900	85,243,783
Materials - 0.3%
Chemicals - 0.3%
Novonesis (Novozymes) B Series B	356,436	20,474,518
TOTAL DENMARK		239,539,847
FRANCE - 12.2%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	1,405,000	72,527,538
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	162,702	119,000,990
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
EssilorLuxottica SA	356,913	98,378,493
Industrials - 3.1%
Aerospace & Defense - 3.1%
Safran SA	597,800	148,192,473
Thales SA	335,200	54,281,665
		202,474,138
Information Technology - 2.8%
IT Services - 1.4%
Alten SA	318,856	29,522,223
Capgemini SE	335,533	60,971,852
		90,494,075
Software - 1.4%
Dassault Systemes SE	2,319,900	90,573,161
TOTAL INFORMATION TECHNOLOGY		181,067,236

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	649,151	113,394,851
TOTAL FRANCE		786,843,246
GERMANY - 9.7%
Financials - 4.9%
Capital Markets - 1.6%
Deutsche Boerse AG	424,891	104,964,182
Insurance - 3.3%
Allianz SE	346,501	112,982,285
Hannover Rueck SE	374,300	98,744,390
		211,726,675
TOTAL FINANCIALS		316,690,857

Health Care - 1.3%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (a)(b)	679,300	38,554,477
Pharmaceuticals - 0.7%
Merck KGaA	309,200	46,674,520
TOTAL HEALTH CARE		85,228,997

Information Technology - 3.5%
Software - 3.5%
SAP SE	815,900	224,841,038
TOTAL GERMANY		626,760,892
INDIA - 0.7%
Financials - 0.7%
Banks - 0.7%
HDFC Bank Ltd	2,441,900	47,826,742
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	104,153,300	60,167,267
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	845,500	59,030,291
ITALY - 3.7%
Financials - 2.6%
Banks - 2.6%
FinecoBank Banca Fineco SpA	2,651,700	50,588,565
UniCredit SpA	2,382,900	109,430,533
		160,019,098
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	978,530	59,638,713
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(b)(c)	299,900	1,522,914
Industrie De Nora SpA	5,923	44,117
Interpump Group SpA	293,100	13,901,712
		15,468,743
TOTAL ITALY		235,126,554
JAPAN - 16.0%
Communication Services - 1.9%
Entertainment - 1.9%
Capcom Co Ltd	1,692,600	38,645,761
Nintendo Co Ltd	1,300,700	85,332,030
		123,977,791
Consumer Staples - 1.5%
Food Products - 1.3%
Ajinomoto Co Inc	1,968,700	78,920,032
Personal Care Products - 0.2%
Rohto Pharmaceutical Co Ltd	913,700	15,489,699
TOTAL CONSUMER STAPLES		94,409,731

Financials - 1.8%
Insurance - 1.8%
Tokio Marine Holdings Inc	3,457,600	114,043,303
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	698,800	93,839,034
Industrials - 5.1%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	215,500	10,267,490
Industrial Conglomerates - 2.3%
Hitachi Ltd	5,690,400	143,059,163
Machinery - 2.1%
Ebara Corp	1,163,600	19,166,990
Mitsubishi Heavy Industries Ltd	8,009,100	117,215,156
		136,382,146
Professional Services - 0.5%
BayCurrent Inc	774,600	33,030,444
TOTAL INDUSTRIALS		322,739,243

Information Technology - 2.7%
IT Services - 0.2%
TIS Inc	673,500	14,891,952
Semiconductors & Semiconductor Equipment - 1.5%
Disco Corp	89,100	25,787,614
Tokyo Electron Ltd	432,400	72,938,961
		98,726,575
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	2,851,200	62,815,069
TOTAL INFORMATION TECHNOLOGY		176,433,596

Materials - 1.5%
Chemicals - 1.5%
NOF Corp	108,300	1,440,867
Shin-Etsu Chemical Co Ltd	3,101,400	96,150,326
		97,591,193
TOTAL JAPAN		1,023,033,891
NETHERLANDS - 5.6%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	68,400	1,907,828
Industrials - 2.9%
Professional Services - 2.0%
Wolters Kluwer NV	712,021	129,817,841
Trading Companies & Distributors - 0.9%
IMCD NV	365,524	57,410,062
TOTAL INDUSTRIALS		187,227,903

Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	226,661	167,675,384
Software - 0.1%
Topicus.com Inc	69,488	6,521,119
TOTAL INFORMATION TECHNOLOGY		174,196,503

TOTAL NETHERLANDS		363,332,234
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
CaixaBank SA	14,917,800	90,302,769
SWEDEN - 2.6%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	1,577,972	21,560,883
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	4,072,444	68,033,318
Indutrade AB	2,616,016	72,290,924
		140,324,242
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	129,627	2,694,880
TOTAL SWEDEN		164,580,005
SWITZERLAND - 3.6%
Financials - 1.6%
Capital Markets - 1.6%
Partners Group Holding AG	66,260	101,345,243
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (c)	267,769	32,546,833
Industrials - 1.5%
Electrical Equipment - 1.5%
ABB Ltd	1,746,250	95,087,474
TOTAL SWITZERLAND		228,979,550
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	2,887,000	95,683,032
UNITED KINGDOM - 17.2%
Consumer Discretionary - 3.6%
Hotels, Restaurants & Leisure - 3.6%
Compass Group PLC	3,863,098	133,100,697
InterContinental Hotels Group PLC	764,500	101,939,499
		235,040,196
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Tesco PLC	11,672,000	53,719,138
Financials - 5.2%
Banks - 1.4%
NatWest Group PLC	16,677,600	88,919,279
Capital Markets - 3.8%
3i Group PLC	2,314,100	111,177,151
London Stock Exchange Group PLC	896,700	133,436,169
		244,613,320
TOTAL FINANCIALS		333,532,599

Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	328,000	46,043,207
Industrials - 5.9%
Aerospace & Defense - 2.8%
BAE Systems PLC	5,053,000	76,382,352
Rolls-Royce Holdings PLC (c)	13,110,800	97,756,147
		174,138,499
Professional Services - 2.3%
RELX PLC	2,951,500	146,561,116
Trading Companies & Distributors - 0.8%
Diploma PLC	914,295	51,603,037
TOTAL INDUSTRIALS		372,302,652

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	1,628,282	61,435,336
TOTAL UNITED KINGDOM		1,102,073,128
UNITED STATES - 15.0%
Financials - 4.6%
Capital Markets - 1.6%
S&P Global Inc	202,105	105,379,568
Financial Services - 1.3%
Visa Inc Class A	249,400	85,244,920
Insurance - 1.7%
Marsh & McLennan Cos Inc	488,900	106,032,632
TOTAL FINANCIALS		296,657,120

Health Care - 2.3%
Health Care Equipment & Supplies - 1.4%
Alcon AG	979,050	89,998,425
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	104,100	62,225,775
TOTAL HEALTH CARE		152,224,200

Industrials - 4.0%
Electrical Equipment - 1.6%
Schneider Electric SE	399,100	101,221,653
Professional Services - 1.5%
Experian PLC	1,982,100	97,637,611
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	333,600	60,224,622
TOTAL INDUSTRIALS		259,083,886

Materials - 4.1%
Chemicals - 1.6%
Linde PLC	233,200	104,035,184
Construction Materials - 2.5%
CRH PLC	786,700	77,906,901
Holcim AG	788,800	79,056,706
		156,963,607
TOTAL MATERIALS		260,998,791

TOTAL UNITED STATES		968,963,997
TOTAL COMMON STOCKS (Cost $4,780,667,728)		6,316,898,758

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $119,548,142)	4.37	119,524,238	119,548,143

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,900,215,870)	6,436,446,901
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,269,305
NET ASSETS - 100.0%	6,440,716,206

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $70,564,288 or 1.1% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,362,208 or 1.0% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,694,880 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	8,571,872

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	150,014,624	313,261,710	343,728,191	654,215	-	-	119,548,143	119,524,238	0.2%
Fidelity Securities Lending Cash Central Fund	13,619,083	67,816,747	81,435,830	27,239	-	-	-	-	0.0%
Total	163,633,707	381,078,457	425,164,021	681,454	-	-	119,548,143	119,524,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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